Stock Option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Stock options summary
	Number	Weighted average exercise
	of options	price

Balance, March 31, 2011	826,500	$2.83
Expired	(374,000)	$3.10

Balance, March 31, 2012	452,500	$2.61
Expired	(342,500)	$1.61

Balance, March 31, 2013	110,000	$5.71

Information regarding stock options
		Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2013	(years)	March 31, 2013

$4.50	30,000	2.8	30,000
$6.12	40,000	1.0	40,000
$6.20	40,000	1.5	40,000

$5.71	110,000	1.7	110,000